RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities.

During the year ended December 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Group had the following material related party transactions.

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group which management or operating policies significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group which management or operating policies significantly influenced by a director of the Company
Vanlian (Beijing) Decoration Co., Ltd. (“Vanlian”)	An affiliate company of the Group
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shengdu	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent	Principal owner of the Group
Suofeiya Shengdu Home (Zhejiang) Co., Ltd. (“Suofeiya Shengdu”)	An affiliate company of the Group

Xinhewan was an affiliate company of the Group. On January 9, 2023, the Group terminated the investment in Xinhewan and Xinhewan was no longer a related party thereafter.

Vanlian was an affiliate company of the Group. On January 5, 2022, the Group completed the acquisition of Vanlian and Vanlian became a wholly owned subsidiary of the Group. Transactions between the Group and Vanlian before January 4, 2022 are disclosed as related party transactions.

On April 20, 2022, the Group completed the acquisition of Shengdu and Shengdu become a consolidated subsidiary of the Group. Suofeiya Shengdu was considered as a related party of the Group from April 20, 2022. Transactions between the Group and Suofeiya Shengdu from the period of April 20, 2022 to December 31, 2023 are disclosed as related party transactions.

(i)The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Commission support services provided to brokerage firms	423,448	441,471	606,062
Platform services provided to IFM	69,717	65,258	91,825
Online marketing services provided to Ziroom	104,888	90,262	74,961
Agency services provided to Ziroom	53,150	34,197	51,118
Platform and franchise services provided to brokerage firms	8,512	13,011	27,184
Agency services provided to Yuanjing Mingde	4,491	5,183	6,901
Technical services provided to Tencent	1,608	745	—
Agency services and other services provided to Shengdu	7,565	8,700	—
Agency services, online marketing services and home renovation services provided to Vanlian	174,511	—	—
Others	—	5,376	7,596
Total	847,890	664,203	865,647

Commissoin support services provided to brokerage firms refer to the service fee collected by the Group after the existing home transactions.

24. RELATED PARTY TRANSACTIONS (CONTINUED)

Platform services refer to the fees the Group charged for using the Group’s ACN and SaaS system. Franchise services refer to the fees the Group charges for using the Group’s Deyou brand.

Online marketing services mainly refer to the technical support, marketing and promotion services provided to the above related parties to promote their own services and products.

Agency services refer to services to facilitate home sales or leases. A certain percentage of commission was recognised upon the completion of contracts between referred customers and the related parties stated above.

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Services provided by related parties
Referral services from brokerage firms	831,591	673,972	853,139
Online marketing and technical services from Tencent	193,866	159,564	122,452
Services from Ziroom	7,942	8,131	10,661
Rental and property management services from Yuanjing Mingde	30,609	27,379	21,882
Referral services from IFM	10,672	5,590	6,339
Others	1,322	1,122	35,917
Total	1,076,002	875,758	1,050,390

Referral services provided by related parties mainly refer to customer referrals from related parties.

Online marketing services mainly refer to the cloud, marketing and promotion services provided by Tencent.

Services from Ziroom including referral, cleaning, maintenance, sales and marketing services provided by Ziroom.

Rental services mainly include the office rental from Yuanjing Mingde, which was charged based on fair market price.

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Purchase of home furnishing goods from related parties
Purchase of home furnishing goods from Suofeiya Shengdu	—	1,595	144,119
Total	—	1,595	144,119

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Other income
Interest income from loans provided to Xinhewan	—	4,301	—
Interest income and debt settlement expense related to loans provided to IFM	2,209	(753)	5,076
Interest income from loans provided to others	1,450	2,406	1,911
Total	3,659	5,954	6,987

24. RELATED PARTY TRANSACTIONS (CONTINUED)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Operating lease cost related to lease with related parties
Operating lease cost related to lease with Yuanjing Mingde	18,358	18,092	12,133
Operating lease cost related to lease with Ziroom	100	175	72
Operating lease cost related to lease with brokerage firms	49	—	35
Total	18,507	18,267	12,240

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Operating lease income from related parties
Operating lease income from Suofeiya Shengdu	—	2,219	3,046
Total	—	2,219	3,046

(ii)As of December 31, 2022 and 2023, the Group had the following balances with related parties:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	345,212	350,047
IFM	7,400	3,128
Yuanjing Mingde	6,806	7,668
Tencent	2,258	2,542
Brokerage firms	19,551	20,713
Others	24,729	35,172
Total	405,956	419,270

Amounts due to related parties
Tencent	34,723	35,002
Ziroom	33,530	35,282
IFM	27,091	31,299
Yuanjing Mingde	6,983	17,819
Brokerage firms	315,977	302,246
Others	7,381	8,702
Total	425,685	430,350

24. RELATED PARTY TRANSACTIONS (CONTINUED)

As of December 31, 2023, all amounts due from and prepayments to related parties and amounts due to related parties were trade in nature.

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short‑term loans to IFM	20,000	15,000
Short-term loans to others (a)	15,846	13,030
Current portion of long-term loans to Xinhewan	14,617	—
Long-term loans to Xinhewan	17,934	—
Long-term loans to IFM	—	27,000
Long-term loans to others (a)	5,000	—
Total	73,397	55,030
(a)	The balance of loans include loans the Group provided to entities that the Group has significant influence in.

As of December 31, 2023, all loan receivables from related parties were non-trade in nature. In relation to the loans provided to the related parties stated above, the Group charged the related parties based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Operating Leases
Store leases from Yuanjing Mingde	77,625	69,391
Administrative office leases from Ziroom	72	—
Administrative office leases from brokerage firms	—	48
Total operating lease assets	77,697	69,439
Operating lease liabilities, current from Yuanjing Mingde	4,284	4,509
Operating lease liabilities, current from Ziroom	26	—
Operating lease liabilities, current from brokerage firms	—	41
Operating lease liabilities, non-current from Yuanjing Mingde	75,449	70,940
Operating lease liabilities, non-current from brokerage firms	—	7
Total operating lease liabilities	79,759	75,497

(iii)

On September 5, 2022 Beike Zhaofang (Beijing) Technology CO., Ltd., a wholly owned subsidiary of the Company, entered into a donation agreement, or the Donation Agreement, with one of our principal shareholder, or the Donator. According to the Donation Agreement, the Donator agreed to donate RMB30 million free of charge during a three-year period to set up a scholarship for Huaqiao Academy run by the Group, or the Huaqiao Scholarship. The Group agreed to manage the Huaqiao Scholarship on behalf of the Donator by solely acting on its instructions. The Huaqiao Scholarship shall only be used to subsidize outstanding students of Huaqiao Academy, who will use the Huaqiao Scholarship to pay the tuition payable to Huaqiao Academy. The Huaqiao Scholarship shall be managed and accounted independently, and shall not be used for any other purpose unless instructed by the Donator, who is responsible for overseeing the use of the donated fund. As of December 31, 2023, accumulated donation payment of RMB20 million was made by the Donator, out of which, RMB10 million payment was made during the year ended December 31, 2023. As of December 31, 2023, RMB2.4 million Huaqiao Scholarship has not been awarded.